EMPLOYEE BENEFIT PLANS (Tables)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Retirement Benefits [Abstract]
Schedule of Net Periodic Benefit Costs
The components of net periodic benefit cost (income) for Dole’s U.S. and international pension plans and other postretirement benefit (“OPRB”) plans were as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Three Months Ended June 30, 2025	Three Months Ended June 30, 2024	Three Months Ended June 30, 2025	Three Months Ended June 30, 2024	Three Months Ended June 30, 2025	Three Months Ended June 30, 2024

	(U.S. Dollars in thousands)
Service cost	$47	$51	$1,015	$945	$—	$—
Interest cost	1,961	2,087	3,079	2,975	176	178
Expected return on plan assets	(2,705)	(2,998)	(2,110)	(2,082)	—	—
Amortization of:
Net (gain) loss	(18)	(6)	13	(343)	59	16
Prior service benefit	—	—	(153)	(164)	—	—
Curtailments, settlements and terminations, net	—	—	141	(584)	—	—
Foreign exchange impact and other	—	—	—	15	—	—
Net periodic pension (income) cost	$(715)	$(866)	$1,985	$762	$235	$194

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024

	(U.S. Dollars in thousands)
Service cost	$93	$103	$2,030	$2,240	$—	$—
Interest cost	3,923	4,198	6,158	5,928	352	357
Expected return on plan assets	(5,411)	(5,995)	(4,220)	(4,164)	—	—
Amortization of:
Net (gain) loss	(37)	(32)	26	(667)	118	32
Prior service benefit	—	—	(305)	(327)	—	—
Curtailments, settlements and terminations, net	—	—	141	(623)	—	—
Foreign exchange impact and other	—	—	—	38	—	—
Net periodic pension income (cost)	$(1,432)	$(1,726)	$3,830	$2,425	$470	$389
The Company classifies the non-service components of net periodic pension cost (income) within other (expense) income, net, in the condensed consolidated statements of operations. Non-service components include interest costs, expected return on plan assets, amortization of net (gain) loss and prior service benefit and other curtailment, settlement or termination costs.

The components of net periodic benefit cost (income) for Dole’s U.S. and international pension plans and other postretirement benefit (“OPRB”) plans were as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Three Months Ended June 30, 2025	Three Months Ended June 30, 2024	Three Months Ended June 30, 2025	Three Months Ended June 30, 2024	Three Months Ended June 30, 2025	Three Months Ended June 30, 2024

	(U.S. Dollars in thousands)
Service cost	$47	$51	$1,015	$945	$—	$—
Interest cost	1,961	2,087	3,079	2,975	176	178
Expected return on plan assets	(2,705)	(2,998)	(2,110)	(2,082)	—	—
Amortization of:
Net (gain) loss	(18)	(6)	13	(343)	59	16
Prior service benefit	—	—	(153)	(164)	—	—
Curtailments, settlements and terminations, net	—	—	141	(584)	—	—
Foreign exchange impact and other	—	—	—	15	—	—
Net periodic pension (income) cost	$(715)	$(866)	$1,985	$762	$235	$194

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024

	(U.S. Dollars in thousands)
Service cost	$93	$103	$2,030	$2,240	$—	$—
Interest cost	3,923	4,198	6,158	5,928	352	357
Expected return on plan assets	(5,411)	(5,995)	(4,220)	(4,164)	—	—
Amortization of:
Net (gain) loss	(37)	(32)	26	(667)	118	32
Prior service benefit	—	—	(305)	(327)	—	—
Curtailments, settlements and terminations, net	—	—	141	(623)	—	—
Foreign exchange impact and other	—	—	—	38	—	—
Net periodic pension income (cost)	$(1,432)	$(1,726)	$3,830	$2,425	$470	$389